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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2004

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total: $         170627.383
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          185.100           5000       SH         SOLE        00        5000
ALBERTO CULVER   COM     013068101         7493.430         172342       SH         SOLE        00      172342
ALEXANDRIA REAL  COM     015271109          187.302           2850       SH         SOLE        00        2850
AMERICAN INTL G  COM     026874107         7812.595         114908       SH         SOLE        00      114908
ARCHSTONE SMITH  COM     039583109          174.020           5500       SH         SOLE        00        5500
AUTOMATIC DATA   COM     053015103         7209.266         174474       SH         SOLE        00      174474
BP PLC           SPONSO  055622104          100.102           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         7792.766         209991       SH         SOLE        00      209991
BOSTON PROPERTI  COM     101121101          180.018           3250       SH         SOLE        00        3250
BRISTOL MYERS S  COM     110122108          165.690           7000       SH         SOLE        00        7000
CABLEVISION SYS  CL A N  12686C109         7471.111         368398       SH         SOLE        00      368398
CISCO SYS INC    COM     17275R102         6396.540         353400       SH         SOLE        00      353400
CITIGROUP INC    COM     172967101         7522.416         170499       SH         SOLE        00      170499
CONSOLIDATED ED  COM     209115104           42.040           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          188.705           5500       SH         SOLE        00        5500
DELL INC         COM     24702R101         7906.546         222094       SH         SOLE        00      222094
DEVELOPERS DIVE  COM     251591103          215.325           5500       SH         SOLE        00        5500
DUKE REALTY COR  COM NE  264411505          182.600           5500       SH         SOLE        00        5500
E M C CORP MASS  COM     268648102         8418.072         729469       SH         SOLE        00      729469
EBAY INC         COM     278642103         8716.188          94803       SH         SOLE        00       94803
EQUITY OFFICE P  COM     294741103          185.300           6800       SH         SOLE        00        6800
EQUITY ONE       COM     294752100          113.796           5800       SH         SOLE        00        5800
EQUITY RESIDENT  SH BEN  29476L107          148.800           4800       SH         SOLE        00        4800
ESSEX PPTY TR I  COM     297178105          215.550           3000       SH         SOLE        00        3000
EXXON MOBIL COR  COM     30231G102          231.984           4800       SH         SOLE        00        4800
FIRST DATA CORP  COM     319963104         7748.307         178122       SH         SOLE        00      178122
GENERAL ELEC CO  COM     369604103         8375.154         249409       SH         SOLE        00      249409
GUIDANT CORP     COM     401698105           26.416            400       SH         SOLE        00         400
ISTAR FINL INC   COM     45031U101          206.150           5000       SH         SOLE        00        5000
INTEL CORP       COM     458140100         5763.880         287332       SH         SOLE        00      287332
INTERNATIONAL B  COM     459200101         7485.616          87306       SH         SOLE        00       87306
INTERNET HOLDRS  DEPOSI  46059W102            5.966            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         7975.652         141588       SH         SOLE        00      141588
KIMCO REALTY CO  COM     49446R109          205.200           4000       SH         SOLE        00        4000
LEE ENTERPRISES  COM     523768109          476.144          10275       SH         SOLE        00       10275
MBNA CORP        COM     55262L100         7965.367         316086       SH         SOLE        00      316086
MEDTRONIC INC    COM     585055106         8173.108         157478       SH         SOLE        00      157478
MERCK & CO INC   COM     589331107           13.200            400       SH         SOLE        00         400
MERRILL LYNCH &  COM     590188108         6938.824         139558       SH         SOLE        00      139558
MICROSOFT CORP   COM     594918104         8400.236         303806       SH         SOLE        00      303806
OPENWAVE SYS IN  COM NE  683718308            0.291             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           15.811            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         6603.113         215788       SH         SOLE        00      215788
PROLOGIS         SH BEN  743410102          193.820           5500       SH         SOLE        00        5500
ST PAUL TRAVELE  COM     792860108            1.488             45       SH         SOLE        00          45
SCANA CORP NEW   COM     80589M102           18.670            500       SH         SOLE        00         500
SIMON PPTY GROU  COM     828806109          179.661           3350       SH         SOLE        00        3350
TELE CENTRO OES  SPON A  87923P105            5.100            500       SH         SOLE        00         500
TELE NORTE LEST  SPON A  879246106            2.315            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           41.250           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           43.775            973       SH         SOLE        00         973
TELELESTE CELUL  SPON A  87943B102            0.459             30       SH         SOLE        00          30
TELESP CELULAR   SPON A  87952L108            5.766            933       SH         SOLE        00         933
VIACOM INC       CL B    925524308         6881.881         205062       SH         SOLE        00      205062
VORNADO RLTY TR  SH BEN  929042109          203.710           3250       SH         SOLE        00        3250
WAL MART STORES  COM     931142103         7352.559         138206       SH         SOLE        00      138206
ZIMMER HLDGS IN  COM     98956P102           63.232            800       SH         SOLE        00         800